SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 98.69%
Belgium — 2.80%
64,028	Anheuser-Busch InBev NV	$3,156,337

Denmark — 3.33%
32,532	Orsted A/S(a)	3,760,336

Finland — 2.10%
60,282	Neste Oyj	2,367,630

Germany — 4.02%
123,468	Deutsche Post AG	4,533,709

Hong Kong — 2.73%
329,294	AIA Group Ltd.	3,081,403

Japan — 4.63%
74,298	MISUMI Group, Inc.	1,865,503
49,794	Nidec Corp.	3,354,562

		5,220,065

Netherlands — 1.50%
1,164	Adyen NV*,(a)	1,695,937

South Africa — 2.02%
12,388	Naspers Ltd., N Shares	2,276,671

Spain — 2.45%
104,154	Industria de Diseno Textil SA	2,763,553

Switzerland — 4.84%
15,781	Roche Holding AG	5,467,320

Taiwan — 2.64%
52,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,974,748

United Kingdom — 5.35%
37,264	Croda International Plc	2,420,320
53,311	InterContinental Hotels Group Plc	2,353,414
107,926	St. James’s Place Plc	1,269,040

		6,042,774

United States — 60.28%
3,278	Alphabet, Inc., Class A*	4,648,368
1,530	Amazon.com, Inc.*	4,220,995

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

31,800	American Water Works Co., Inc.	$4,091,388
50,300	Blackstone Group, Inc. (The), Class A	2,849,998
22,900	Bluebird Bio, Inc.*	1,397,816
17,800	CyberArk Software Ltd.*	1,767,006
29,300	Danaher Corp.	5,181,119
16,500	Ecolab, Inc.	3,282,675
41,500	EOG Resources, Inc.	2,102,390
16,712	Estee Lauder Cos, Inc. (The), Class A	3,153,220
35,000	First Republic Bank	3,709,650
44,850	Fortive Corp.	3,034,551
15,900	Incyte Corp.*	1,653,123
6,300	MarketAxess Holdings, Inc.	3,155,796
30,700	Microsoft Corp.	6,247,757
6,700	NVIDIA Corp.	2,545,397
12,300	SVB Financial Group*	2,651,019
71,500	TJX Cos, Inc. (The)	3,615,040
27,900	T-Mobile US, Inc.*	2,905,785
15,200	UnitedHealth Group, Inc.	4,483,240
7,100	Workday, Inc., Class A*	1,330,256

		68,026,589

Total Common Stocks		111,367,072

(Cost $104,748,105)

Rights/Warrants — 0.00%
United States — 0.00%
$ 27,900	T-Mobile US, Inc., Rights, Expire 7/27/20*	4,687

Total Rights/Warrants		4,687

(Cost $0)

Investment Company — 1.38%
1,557,490	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	1,557,490

Total Investment Company		1,557,490

(Cost $1,557,491)

Total Investments		$112,929,249
(Cost $106,305,596) — 100.07%

Liabilities in excess of other assets — (0.07)%		(83,360)

NET ASSETS — 100.00%		$112,845,889

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2020 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Health Care	16.11%
Financials	14.81%
Information Technology	14.68%
Consumer Discretionary	13.50%
Industrials	11.33%
Utilities	6.96%
Communication Services	6.70%
Consumer Staples	5.59%
Materials	5.05%
Energy	3.96%
Other	1.31%

100.00%

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